Components of Company's Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	$ 35.3	$ 42.8	$ 37.9
Interest Cost	41.4	40.8	36.9
Expected Return on Plan Assets	(87.0)	(78.8)	(73.2)
Amortization:
Net Loss	34.3	26.0	20.0
Prior Service Cost	(0.4)	1.6	1.6
Net Periodic Pension Expense (Benefit)	23.6	32.4	23.2
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%
Expected Long-Term Rate of Return on Assets	8.00%	8.00%	8.00%
Non U.S. Plans
Defined Benefit plan Net periodic benefit cost
Service Cost			1.8
Interest Cost	6.2	6.5	6.9
Expected Return on Plan Assets	(6.8)	(8.3)	(8.3)
Gain on Plan Curtailment			(2.2)
Amortization:
Net Loss	0.7	0.2	0.5
Net Periodic Pension Expense (Benefit)	0.1	(1.6)	(1.3)
Weighted-Average Assumptions:
Discount Rates	5.02%	5.58%	6.05%
Rate of Increase in Compensation Level			4.31%
Expected Long-Term Rate of Return on Assets	5.28%	6.27%	6.60%
Supplemental Plan
Defined Benefit plan Net periodic benefit cost
Service Cost	3.0	3.2	3.2
Interest Cost	4.5	4.4	4.8
Amortization:
Net Loss	6.1	5.6	6.0
Prior Service Cost	0.6	0.4	0.1
Net Periodic Pension Expense (Benefit)	$ 14.2	$ 13.6	$ 14.1
Weighted-Average Assumptions:
Discount Rates	4.75%	5.50%	6.00%
Rate of Increase in Compensation Level	4.02%	4.02%	4.02%